Capital Stock and Equity Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 5 - Capital Stock and Equity Transactions

The Company has 150,000,000 shares of common stock authorized with a par value of $0.001 per share as of March 31, 2019. In addition, the Company has 10,000,000 preferred stock authorized with a par value of $0.001 per share as of March 31, 2019.

On April 19, 2018, the Company entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA II PN Ltd. (“Investor”), a Cayman Island exempt limited partnership and an affiliate of Yorkville Advisors Global, LLC, whereby the Company sold and the Investor purchased 869,565 shares (the “Initial Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”) for the purchase price of One Million Dollars ($1,000,000), Additionally, under the SEDA the Company may sell to the Investor up to $5 million of shares of Common Stock over a two-year commitment period. Under the terms of the SEDA, the Company may from time to time, in its discretion, sell newly-issued shares of its common stock to the Investor at a discount to market of 8% of the lowest daily volume weighted average price during the relevant pricing period. The Company is obligated to register the Initial Shares, the Commitment Shares (as defined below), and the shares of Common Stock issuable under the SEDA pursuant to a registration statement under the Securities Act of 1933, as amended (the “Securities Act”).

The Company is not obligated to utilize any portion of the SEDA and there are no minimum commitments or minimum use penalties provided the Company does not terminate the SEDA within 18 months wherein the Company would be required to pay a termination fee of $100,000. The Company issued One Hundred Thousand (100,000) shares of Common Stock as a commitment fee (the “Commitment Shares”) to an affiliate of the Investor. The total amount of funds that ultimately can be raised under the SEDA over the two-year term will depend on the market price for the Company’s common stock and the number of shares actually sold.

The SEDA does not impose any restrictions on the Company’s operating activities. During the term of the SEDA, the Investor is prohibited from engaging in any short selling or hedging transactions related to the Common Stock.

In connection with the SEDA, the Company engaged Garden State Securities, Inc. (“GSS”) as its exclusive selling/placement agent. In connection with the transactions set forth in the SEDA, GSS shall receive a fee equal to 10% of the purchase price of the Initial Shares in cash plus warrants to purchase 86,957 shares of Common Stock at an exercise price of $1.15 per share, expiring in five years. GSS will also receive a cash fee equal to 5% of the amount paid by the Investor for each Advance under the SEDA.

On October 9, 2018, the Company used the SEDA to receive $400,000. The Company issued 274,292 common shares for a per share price of the issuance of approximately $1.46 per common share.

On October 22, 2018, the Company used the SEDA to receive $300,000. The Company issued 300,000 common shares for a per share price of the issuance of approximately $1.00 per common share.

Merger Agreement

All shares issued in accordance with the Merger Agreement are considered to be outstanding beginning January 1, 2015 as these shares relate to the change in capital structure. Furthermore, 5,000,000 pre-split shares of common stock were retired in accordance with the Merger Agreement. In connection with the Merger Agreement, the Company made distributions totaling $600,000 to officers of the Company. Both Series A Convertible Preferred Stock and Series B Convertible Preferred Stock have rights to dividends when declared; however, there is no stated dividend rate and no such dividends have yet been declared by the Company. We evaluated the convertible preferred stock agreements for derivatives and determined that they do not qualify for derivative treatment for financial reporting purposes. We also determined this does not qualify as a beneficial conversion feature. Accordingly, the balances have been reported at the carrying amounts.

On March 24, 2017, the Company effected a forward split such that 9.25 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to the forward split. Immediately following the forward split, there were 38,000,663 shares of post-split common stock, 3,000,000 shares of post-split Series A Convertible Preferred Stock, and 250,000 shares of post-split Series B Convertible Preferred Stock outstanding. The par value of all classes of shares remained at $0.001 per share after the forward split. In March of 2017, an additional 3,750,000 shares of post-split Series A Convertible Preferred Stock were purchased from the Company. All references to shares herein refer to post-split shares, unless otherwise noted.

Issuance of Common Stock

During the year ended June 30, 2018, the Company accepted subscriptions for the issuance of 1,589,565 shares of Common Stock for total subscriptions of $1,020,000 in cash.

During the year ended June 30, 2018, the Company issued 54,000 shares of Common Stock for the exercise of options and $13,500 cash. The Company also received notice from a Preferred Stock Series B stockholder to convert 180,000 shares of preferred stock into 2,880,000 shares of Common Stock.

During the year ended June 30, 2018, the Company issued 137,000 shares of Common Stock to vendors for services rendered. These shares were valued at fair market value of $280,850 and expensed in the accompanying Condensed Consolidated Statements of Operations.

During February 2018, the Company entered into two promissory notes with an investor of the Company in the amount of $28,000 and $84,000 in exchange for $25,000 and $75,000, respectively. Each of the notes have an original issue discount of $3,000 and $9,000, respectively that is being amortized to interest expense over the term of the notes. The principle and interest were converted into common stock during the quarter. The Company issued 123,324 shares of Common Stock in full satisfaction of the note on September 24, 2018.

During the nine months ended March 31, 2019, the Company issued 267,847 shares of Common Stock to employees and consultants related to the exercise of stock options. The Company received $66,962 for the issuance of these shares.

During the nine months ended March 31, 2019, the Company accepted subscriptions for the issuance of 1,116,738 shares of Common Stock for total subscriptions of $1,045,000 in cash.

During the nine months ended March 31, 2019, the Company issued 62,000 shares of Common Stock to vendors for services rendered. These shares were valued at fair market value of $40,560 and expensed in the accompanying Condensed Consolidated Statements of Operations.

The Company has 150,000,000 shares of common stock authorized with a par value of $0.001 per share as of June 30, 2018. In addition, the Company has 10,000,000 preferred stock authorized with a par value of $0.001 per share as of June 30, 2018.

On April 19, 2018, the Company entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA II PN Ltd. (“Investor”), a Cayman Island exempt limited partnership and an affiliate of Yorkville Advisors Global, LLC, whereby the Company sold and the Investor purchased 869,565 shares (the “Initial Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”) for the purchase price of One Million Dollars ($1,000,000), Additionally, under the SEDA the Company may sell to the Investor up to $5 million of shares of Common Stock over a two-year commitment period. Under the terms of the SEDA, the Company may from time to time, in its discretion, sell newly-issued shares of its common stock to the Investor at a discount to market of 8% of the lowest daily volume weighted average price during the relevant pricing period. The Company is obligated to register the Initial Shares, the Commitment Shares (as defined below), and the shares of Common Stock issuable under the SEDA pursuant to a registration statement under the Securities Act of 1933, as amended (the “Securities Act”).

The Company is not obligated to utilize any portion of the SEDA and there are no minimum commitments or minimum use penalties provided the Company does not terminate the SEDA within 18 months wherein the Company would be required to pay a termination fee of $100,000. The Company issued One Hundred Thousand (100,000) shares of Common Stock as a commitment fee (the “Commitment Shares”) to an affiliate of the Investor. The total amount of funds that ultimately can be raised under the SEDA over the two-year term will depend on the market price for the Company’s common stock and the number of shares actually sold.

The SEDA does not impose any restrictions on the Company’s operating activities. During the term of the SEDA, the Investor is prohibited from engaging in any short selling or hedging transactions related to the Common Stock.

In connection with the SEDA, the Company engaged Garden State Securities, Inc. (“GSS”) as its exclusive selling/placement agent. In connection with the transactions set forth in the SEDA, GSS shall receive a fee equal to 10% of the purchase price of the Initial Shares in cash plus warrants to purchase 86,957 shares of Common Stock at an exercise price of $1.15 per share, expiring in five years. GSS will also receive a cash fee equal to 5% of the amount paid by the Investor for each Advance under the SEDA.

All shares issued in accordance with the Merger Agreement are considered to be outstanding beginning January 1, 2015 as these shares relate to the change in capital structure. Furthermore, 5,000,000 pre-split shares of common stock were retired in accordance with the Merger Agreement. In connection with the Merger Agreement, the Company made distributions totaling $600,000 to officers of the Company. Both Series A Convertible Preferred Stock and Series B Convertible Preferred Stock have rights to dividends when declared; however, there is no stated dividend rate and no such dividends have yet been declared by the Company. We evaluated the convertible preferred stock agreements for derivatives and determined that they do not qualify for derivative treatment for financial reporting purposes. We also determined this does not qualify as a beneficial conversion feature. Accordingly, the balances have been reported at the carrying amounts.

On March 24, 2017, the Company effected a forward split such that 9.25 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to the forward split. Immediately following the forward split, there were 38,000,663 shares of post-split common stock, 3,000,000 shares of post-split Series A Convertible Preferred Stock, and 250,000 shares of post-split Series B Convertible Preferred Stock outstanding. The par value of all classes of shares remained at $0.001 per share after the forward split. In March of 2017, an additional 3,750,000 shares of post-split Series A Convertible Preferred Stock were purchased from the Company. All references to shares herein refer to post-split shares, unless otherwise noted.

During the year ended June 30, 2018, the Company accepted subscriptions for the issuance of 1,589,565 shares of Common Stock for total subscriptions of $1,020,000 in cash.

During the year ended June 30, 2018, the Company issued 54,000 shares of Common Stock for the exercise of options and $13,500 cash. The Company also received notice from a Preferred Stock Series B stockholder to convert 180,000 shares of preferred stock into 2,880,000 shares of Common Stock.

During the year ended June 30, 2018, the Company issued 137,000 shares of Common Stock to vendor’s for services rendered. These shares were valued at fair market value of $280,850 and expensed in the accompanying Statement of Operations.